Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		48 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013
Income Tax Disclosure [Abstract]
Federal tax benefit at statutory rate					$ (3,146,000)	$ (1,697,000)
State tax benefit, net					(375,000)	(291,000)
Loss on extinguishment of debt					958,000
Other differences
Change in valuation allowance					2,563,000	1,988,000
Provision for income taxes							$ (960,000)